Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	303025810	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
(Clear) Assets - Cash to Close-

Assets for subject transaction were to come from the refinance of property located at XXXX through XXXX. The application reflects cash-out for closing $XXXX. The file is the Closing Disclosure to verify funds received and to verify the terms for the new mortgage.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

The borrower has 3 revolving accounts and 1 installment loan in which were to be paid in full from refinance of property located at XXXX; XXXX for $XXXX (payments $XXXX), XXXX installment for $XXXX (payments $XXXX), XXXX for $XXXX (payments $XXXX), and XXXX for $XXXX (payments $XXXX). The file is missing documentation verifying all 4 accounts were paid in full and all 3 revolving accounts were closed. If revolving accounts were not closed; DTI would increase toXXXX%.

Response 2 XX/XX/XXXX XXXXAM)
Still missing evidence of closure for 3 revolving accounts. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Explanation and documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
$XX balance and evidence of closure required for the 3 revolving accounts. (Upheld)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

Income was miscalculated at origination. The borrower receives base, overtime and bonus income. The file contains a written VOE verifying earnings through XX/XX/XXXX. The lender used pay through XX/XX/XXXX. Total income decreased from $XXXXto $XXXX. As a result; DTI increased from XXXX% to XXXX%.

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
Answer provided is not clear. Paid through date and pay ending should be the same. Pay period ending date and Pay date can be different; but, Pay date is not defined. (Upheld)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.4.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A